Royalty and Other Mineral Interests (Details Narrative) $ in Thousands, $ in Thousands												3 Months Ended	12 Months Ended
	Dec. 19, 2023 USD ($)	Oct. 02, 2023 USD ($)	Aug. 30, 2023 USD ($) Royalty	Mar. 20, 2023 USD ($)	Jan. 30, 2023 USD ($) Property	Sep. 27, 2022 USD ($) shares	Apr. 06, 2022 USD ($) $ / Unit	Mar. 01, 2022 USD ($) shares	Jul. 23, 2021 USD ($) $ / Unit	Jul. 23, 2021 CAD ($) $ / Unit	Nov. 27, 2020 USD ($) shares Property	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Oct. 02, 2023 CAD ($)	May 25, 2022 shares	Apr. 06, 2022 CAD ($)	Nov. 05, 2021 USD ($)	Aug. 23, 2021 USD ($)	Jul. 23, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Consideration paid/received												$ 213
Cash paid to Ely shareholders(1)																			$ 65,016
Fair value of puchase consideration																		$ 305,957	$ 200,851
Impairment charge													$ 22,379	$ 3,821
Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Impairment charge						$ 9,970
Others [member]
IfrsStatementLineItems [Line Items]
Impairment charge													4,145
Impairment charge net of tax													$ 3,262
Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Consideration paid/received									$ 9,000	$ 11,250
Consideration payable									3,000											$ 3,750
Fair value of puchase consideration									$ 12,000											$ 15,000
Additional royalty financing							$ 3,587										$ 4,500
Additional equity financing							$ 799										$ 1,000
Royalty interest rate per tonne | $ / Unit							3.75		2.5	2.5
Acquisition description									Monarch had the right to repurchase a 1.25% NSR on each of the Croinor Gold, McKenzie Break and Swanson properties for C$2 million per property. Such rights might have only been exercised by Monarch for a period of 30 days after December 31, 2027 after the gold price as quoted by the London Bullion Market exceeds $2,000 per ounce continuously for 30 consecutive days.	Monarch had the right to repurchase a 1.25% NSR on each of the Croinor Gold, McKenzie Break and Swanson properties for C$2 million per property. Such rights might have only been exercised by Monarch for a period of 30 days after December 31, 2027 after the gold price as quoted by the London Bullion Market exceeds $2,000 per ounce continuously for 30 consecutive days.			On July 23, 2021, the Company entered into a definitive agreement with Monarch to acquire a portfolio of gold royalty interests, including a C$2.50 per tonne royalty on material processed through Monarch's Beacon mill originating from the Beaufor mine operations, a 2.5% NSR on each of Monarch's Croinor Gold, McKenzie Break and Swanson properties, and a 1% NSR on Monarch's Beaufor property.
Acquisition of royalty interest per tonne | $ / Unit									2.5	2.5
Royalty interest right to repurchase amount per property									$ 2,000
Royalty Purchase Agreement [member] | GoldMining [member]
IfrsStatementLineItems [Line Items]
issued or Issuance shares | shares											15,000,000
Fair value of puchase consideration											$ 13,076
Number of gold properties | Property											17
Royalty Purchase Agreement [member] | GoldMining [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage											0.50%
Royalty Purchase Agreement [member] | GoldMining [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage											2.00%
VZZ Agreement [Member] | Val-d Or Mining Corp [Member]
IfrsStatementLineItems [Line Items]
Transactions cost of royalty carrying value					$ 59
Percentage of retain rights on royalty net smelter return					1.50%
Percentage of outstanding common shares on first refusal on royalty interest					35.00%
Number of prospective properties held to sell and generate royalties | Property					12
Carrying value of asset held					$ 322
VZZ Agreement [Member] | Val-d Or Mining Corp [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage					0.50%
Percentage of outstanding common shares on first refusal on royalty interest					10.00%
VZZ Agreement [Member] | Val-d Or Mining Corp [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage					1.00%
Nevada Gold Mines LLC ("NGM") [member]
IfrsStatementLineItems [Line Items]
Fair value of puchase consideration						$ 21,512
Number of shares issued | shares						9,393,681
Rawhide [member]
IfrsStatementLineItems [Line Items]
Impairment charge														3,821
Impairment charge net of tax														$ 3,018
Borborema Inc. [Member]
IfrsStatementLineItems [Line Items]
Fair value of puchase consideration	$ 21,000
Transactions cost of royalty carrying value	$ 250
Net smelter return royalty percentage	2.00%
Quebec [Member]
IfrsStatementLineItems [Line Items]
Transactions cost of royalty carrying value		$ 36
Value of common shares															$ 1,000
Net smelter return royalty buyback rights percentage															50.00%
Cozamin [Member]
IfrsStatementLineItems [Line Items]
Consideration paid/received			$ 7,274
Royalty revenue			226
Fair value of puchase consideration	$ 7,500
Transactions cost of royalty carrying value			$ 95
Net smelter return royalty percentage	1.00%		1.00%
Number of additional concessions of royalties | Royalty			5
Cote Gold Project [member]
IfrsStatementLineItems [Line Items]
Consideration paid/received								$ 15,832
Cash paid to Ely shareholders(1)								$ 15,000
issued or Issuance shares | shares								207,449
Fair value of puchase consideration								$ 832
Number of shares issued | shares								50,000
Royalty percentage own description													0.75% NSR
Cote Gold Project [member] | Ontario And Canada [Member]
IfrsStatementLineItems [Line Items]
Royalty percentage owned								0.75%
Granite Creek Mine [member] | Nevada Gold Mines LLC ("NGM") [member] | i-80 Gold Corp., [member]
IfrsStatementLineItems [Line Items]
Royalty percentage own description													a 10% NPI royalty on Granite Creek Mine operated by i-80 Gold Corp., payable after 120,000 oz of gold or equivalent is cumulatively produced from the project
Percentage of NPI royalty						10.00%
Bald Mountain Mine [member] | Nevada Gold Mines LLC ("NGM") [member] | Kinross Gold Corporation ("Kinross") [member]
IfrsStatementLineItems [Line Items]
Royalty percentage own description													a 2.0% NSR royalty on the Bald Mountain Mine operated by Kinross Gold Corporation ("Kinross"), payable after 10 million ounces of gold have been produced from the properties
Net smelter return royalty percentage						2.00%
Bald Mountain Joint Venture Zone [member] | Nevada Gold Mines LLC ("NGM") [member] | Kinross Gold Corporation ("Kinross") [member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage						1.25%
McKenzie Break, Croinor Gold, and Swanson properties [member] | Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage							2.75%		2.50%								2.75%			2.50%
Net smelter return royalty buyback rights percentage							1.25%										1.25%
Beaufor Project [member] | Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage									1.00%											1.00%
Croinor Gold Project [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares								207,449								50,000
Swanson [Member] | Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage									2.50%											2.50%
Royalty interest rate per tonne | $ / Unit							1.25
Royalty interest right to repurchase on net smelter return percentage									1.25%	1.25%
Jerritt Canyon Mine [Member]
IfrsStatementLineItems [Line Items]
Impairment charge				$ 8,264
Impairment charge net of tax				$ 6,528